Parent Company Only Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Interest received	$ 78,119	$ 81,904	$ 85,584
Interest paid	(9,003)	(16,211)	(17,385)
Income taxes received (paid)	2	(9)	21,262
Net cash (used) provided by operating activities	(2,062)	23,741	42,659
Cash flows from investing activities
Purchases of securities available for sale	(384,120)	(379,262)	(275,839)
Net cash (used) provided by investing activities	(28,421)	(180,869)	55,985
Cash flows from financing activities
Issuance of common stock, net of related expense	0	0	47,127
Repurchase of stock warrants, including related expense	(81)	0	0
Stock based employee benefit plans	196	123	180
Dividends paid on preferred shares	(2,500)	(6,875)	0
Net cash provided (used) by financing activities	38,389	112,804	(102,339)
Net increase (decrease) in cash and cash equivalents	7,906	(44,324)	(3,695)
Cash and cash equivalents at beginning of year	167,081	211,405	215,100
Cash and cash equivalents at end of year	174,987	167,081	211,405
RECONCILIATION OF INCOME (LOSS) TO CASH USED IN OPERATING ACTIVITIES
NET INCOME (LOSS)	(710)	6,667	(33,203)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Net change in other assets	(835)	585	(1,954)
Net cash used in operating activities	(2,062)	23,741	42,659
Parent Company [Member]
Cash flows from operating activities
Interest received	7	9	12
Interest paid	(1,045)	(3,288)	0
Dividends received	22	70	0
Income taxes received (paid)	(32)	(67)	63
Other	(703)	(420)	(893)
Net cash (used) provided by operating activities	(1,751)	(3,696)	(818)
Cash flows from investing activities
Purchases of securities available for sale	422	285	1,601
Investments in subsidiaries	0	0	(38,000)
Net cash (used) provided by investing activities	422	285	(36,399)
Cash flows from financing activities
Issuance of common stock, net of related expense	0	0	47,127
Repurchase of stock warrants, including related expense	(81)	0	0
Stock based employee benefit plans	196	123	180
Dividend reinvestment plan	0	0	20
Dividends paid on preferred shares	(2,500)	(6,875)	0
Net cash provided (used) by financing activities	(2,385)	(6,752)	47,327
Net increase (decrease) in cash and cash equivalents	(3,714)	(10,163)	10,110
Cash and cash equivalents at beginning of year	7,781	17,944	7,834
Cash and cash equivalents at end of year	4,067	7,781	17,944
RECONCILIATION OF INCOME (LOSS) TO CASH USED IN OPERATING ACTIVITIES
NET INCOME (LOSS)	(710)	6,667	(33,203)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in undistributed (income) loss of subsidiaries	(893)	(8,145)	31,149
Net change in other assets	(148)	(2,218)	1,236
Net cash used in operating activities	$ (1,751)	$ (3,696)	$ (818)